Concentrations (Details Textual) (Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2013 Clients	Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of revenue from major customer	10% or more	10% or more
Percentage of revenue from major customer, description	The Company did not have any major customers for the years ending December 31, 2013 and 2012 that represented 10% or more of its revenues.	The Company did not have any major customers for the years ending December 31, 2013 and 2012 that represented 10% or more of its revenues.
Number of clients	5
Accounts Receivable
Concentration Risk [Line Items]
Percentage of revenue from major customer	36.10%
Revenue
Concentration Risk [Line Items]
Percentage of revenue from major customer	16.30%